Equity - Schedule of Ordinary Shares (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of ordinary shares authorized	500,000,000	500,000,000
Authorized par value of per share	$ 0.01	$ 0.01
Amount of ordinary shares authorized	$ 5,000,000	$ 5,000,000
Amount of shares issued and fully paid	63,013,589	61,826,237
Amount of share capital surplus issued and fully paid	$ 212,841,825	$ 115,754,741
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	348,086,060	209,675,470
American Depositary Share [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	69,617,212	41,935,094